Provisions	12 Months Ended
Dec. 31, 2022
Disclosure of other provisions [abstract]
Provisions	PROVISIONS:
Our provisions include restructuring, warranty, legal and other provisions (described in note 2(k)). We include details of our restructuring provision in note 15(a). The following chart details the changes in our provisions for the year indicated:

	Restructuring	Warranty	Legal (i)	Other(ii)	Total
Balance — December 31, 2021	$6.1	$29.0	$0.8	$9.2	$45.1
Provisions	8.4	11.8	—	0.2	20.4
Reversal of prior year provisions(iii)	—	(4.2)	—	—	(4.2)
Payments/usage	(8.9)	(4.5)	—	(0.4)	(13.8)
Accretion, foreign exchange and other	0.2	(0.3)	—	(0.4)	(0.5)
Balance — December 31, 2022	$5.8	$31.8	$0.8	$8.6	$47.0
Current	$5.8	$11.3	$0.8	$—	$17.9
Non-current(iv)	—	20.5	—	8.6	29.1
December 31, 2022	$5.8	$31.8	$0.8	$8.6	$47.0
(i)    Legal represents our aggregate provisions recorded for various legal actions based on our estimates of the likely outcomes.
(ii)    Other represents our asset retirement obligations relating to properties that we currently lease.
(iii)    During 2022, we reversed prior year warranty provisions primarily as a result of expired warranties and changes in estimated costs based on historical experience.
(iv)    Non-current balances are included in provisions and other non-current liabilities on our consolidated balance sheet.
    At the end of each reporting period, we evaluate the appropriateness of our provisions, and make adjustments as required to reflect actual experience or changes in our estimates.